Shareholder Fees	Aug. 02, 2021
First Trust Nasdaq Oil and Gas ETF | First Trust Nasdaq Oil and Gas ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none